Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 867,180,483	$ 775,585,972
Deemed distributions of participant loans	(34,838)	(34,836)
Net assets available for benefits per the Form 5500	$ 867,145,645	$ 775,551,136